DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2025
DEFERRED GOVERNMENT GRANTS
Schedule of movements of deferred government grants

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	6,318	153,174	280,551
Additions	155,333	140,881	89,490
Recognized as a reduction of depreciation expense	(8,477)	(13,504)	(58,711)
Balance at end of the year	153,174	280,551	311,330